Information on staff and remuneration (Details)	12 Months Ended
	Dec. 31, 2017 DKK employee	Dec. 31, 2016 DKK employee	Dec. 31, 2015 DKK employee
Total staff salaries can be specified as follows:
Salaries	DKK 112,614,000	DKK 104,614,000	DKK 89,508,000
Pension schemes (defined contribution plans)	9,135,000	8,239,000	7,243,000
Other payroll and staff-related costs	30,291,000	32,838,000	26,580,000
Total staff salaries	152,040,000	145,691,000	123,331,000
Research and development expenses	119,474,000	109,509,000	94,390,000
Administrative expenses	32,566,000	36,182,000	28,941,000
Total staff salaries	DKK 152,040,000	DKK 145,691,000	DKK 123,331,000
Average number of employees | employee	128	124	110
Remuneration to Board of Directors	DKK 2,731,000	DKK 2,904,000	DKK 2,113,000
Martin Nicklasson
Total staff salaries can be specified as follows:
Remuneration to Board of Directors	650,000	750,000	450,000
Observation fee			150,000
Rosemary Crane
Total staff salaries can be specified as follows:
Remuneration to Board of Directors	400,000	400,000	200,000
Catherine Moukheibir
Total staff salaries can be specified as follows:
Remuneration to Board of Directors	400,000	400,000	250,000
Peter Benson
Total staff salaries can be specified as follows:
Remuneration to Board of Directors	0	104,000	150,000
Alain Munoz
Total staff salaries can be specified as follows:
Remuneration to Board of Directors	283,000	250,000	150,000
Michael Owen
Total staff salaries can be specified as follows:
Remuneration to Board of Directors	300,000	250,000	150,000
Jens Peter Stenvang
Total staff salaries can be specified as follows:
Remuneration to Board of Directors	250,000	250,000	150,000
Hanne Heidenheim Bak
Total staff salaries can be specified as follows:
Remuneration to Board of Directors	198,000	167,000	0
Helle Haxgart
Total staff salaries can be specified as follows:
Remuneration to Board of Directors	21,000	0	0
Rasmus Just
Total staff salaries can be specified as follows:
Remuneration to Board of Directors	229,000	167,000	0
Chirstian Thorkidsen
Total staff salaries can be specified as follows:
Remuneration to Board of Directors	0	83,000	150,000
Helle Storum
Total staff salaries can be specified as follows:
Remuneration to Board of Directors	0	83,000	150,000
Daniel Ellens
Total staff salaries can be specified as follows:
Remuneration to Board of Directors	0	0	150,000
Jrgen Lindegaard
Total staff salaries can be specified as follows:
Remuneration to Board of Directors	0	0	150,000
Florian Reinaud
Total staff salaries can be specified as follows:
Remuneration to Board of Directors	DKK 0	DKK 0	DKK 13,000